Cash generated from operating activities	12 Months Ended
Dec. 31, 2020
Cash generated from operating activities
Cash generated from operating activities

24. Cash generated from operating activities

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) from continuing operations	13	(284)	(292)
Income tax charge (Note 6)	10	44	18
Net finance expense (Note 5)	338	659	479
Depreciation and amortization (Notes 9, 10)	688	652	599
Exceptional operating items (Note 4)	58	53	311
Share of post-tax loss in equity accounted joint venture (Note 12)	48	49	—
Movement in working capital	(31)	105	(9)
Transaction-related, start-up and other exceptional costs paid	(86)	(87)	(92)
Exceptional restructuring paid	(1)	(12)	(23)
Cash generated from continuing operations	1,037	1,179	991